Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
Class A Units Including Redeemable Equity
Members' investment, Issued	206,892	201,146
Members' investment, Outstanding	206,892	201,146
Members' investment, authorized	208,617
Class B Units
Members' investment, Issued	141,496	141,496
Members' investment, Outstanding	141,496	141,496
Members' investment, authorized	141,496
Class C Units
Members' investment, Issued	12,981	12,981
Members' investment, Outstanding	12,981	12,981
Members' investment, authorized	15,321	15,321